FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Impairment loss on intangible assets and goodwill	$ 416	$ 0	$ 0
Impairment loss on long-term equity method investment	$ 0	$ 0	$ 0